GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - DOLLAR THRIFTY (Tables)	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc
GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
Schedule of condensed consolidating balance sheets
CONDENSED CONSOLIDATING BALANCE SHEET
March 31, 2013
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$237,487	$23,806	$392,479	$—	$653,772
Restricted cash and cash equivalents	52,629	15,892	356,640	—	425,161
Receivables, less allowance for doubtful accounts	453,072	448,096	677,783	(23,431)	1,555,520
Due from Hertz affiliate	947,560	2,105,430	3,623,523	(6,662,776)	13,737
Inventories, at lower cost or market	29,087	40,550	40,316	—	109,953
Prepaid expenses and other assets	2,773,720	260,833	168,120	(2,654,680)	547,993
Revenue earning equipment, net	178,584	1,784,593	12,006,047	—	13,969,224
Property and equipment, net	874,364	322,651	260,182	—	1,457,197
Investment in subsidiaries, net	7,053,579	1,314,027	—	(8,367,606)	—
Other intangible assets, net	75,352	3,872,441	54,253	—	4,002,046
Goodwill	106,210	1,032,640	213,844	—	1,352,694
Total assets	$12,781,644	$11,220,959	$17,793,187	$(17,708,493)	$24,087,297
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,407,240	$2,432,035	$1,823,500	$(6,662,775)	$—
Accounts payable	215,964	287,227	801,658	—	1,304,849
Accrued liabilities	659,056	231,590	338,368	(23,431)	1,205,583
Accrued taxes	66,745	30,817	1,199,016	(1,104,285)	192,293
Debt	6,874,447	71,574	8,930,088	—	15,876,109
Public liability and property damage	96,178	51,767	173,058	—	321,003
Deferred taxes on income	—	2,217,649	2,058,173	(1,550,395)	2,725,427
Total liabilities	10,319,630	5,322,659	15,323,861	(9,340,886)	21,625,264
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,462,014	5,898,300	2,469,307	(8,367,607)	2,462,014
Noncontrolling interest	—	—	19	—	19
Total equity	2,462,014	5,898,300	2,469,326	(8,367,607)	2,462,033
Total liabilities and equity	$12,781,644	$11,220,959	$17,793,187	$(17,708,493)	$24,087,297

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$24,602	$6,552	$502,081	$—	$533,235
Restricted cash and cash equivalents	32,681	17,162	521,791	—	571,634
Receivables, less allowance for doubtful accounts	544,454	444,056	924,721	(26,635)	1,886,596
Due from Hertz affiliate	1,047,986	2,023,451	3,491,740	(6,550,368)	12,809
Inventories, at lower cost or market	24,422	41,253	40,053	—	105,728
Prepaid expenses and other assets	2,570,539	277,707	173,330	(2,560,074)	461,502
Revenue earning equipment, net	104,207	1,678,568	11,125,561	—	12,908,336
Property and equipment, net	865,694	321,917	248,775	—	1,436,386
Investment in subsidiaries, net	6,964,916	1,260,941	—	(8,225,857)	—
Other intangible assets, net	74,606	3,893,288	64,217	—	4,032,111
Goodwill	106,210	1,018,825	216,837	—	1,341,872
Total assets	$12,360,317	$10,983,720	$17,309,106	$(17,362,934)	$23,290,209
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,254,223	$2,421,512	$1,874,633	$(6,550,368)	$—
Accounts payable	239,247	193,867	565,947	—	999,061
Accrued liabilities	605,680	45,085	554,330	(26,635)	1,178,460
Accrued taxes	54,357	29,142	1,049,281	(965,466)	167,314
Debt	6,190,040	67,662	8,756,772	—	15,014,474
Public liability and property damage	99,261	52,850	180,121	—	332,232
Deferred taxes on income	—	2,205,669	2,070,078	(1,594,607)	2,681,140
Total liabilities	9,442,808	5,015,787	15,051,162	(9,137,076)	20,372,681
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,917,509	5,967,933	2,257,925	(8,225,858)	2,917,509
Noncontrolling interest	—	—	19	—	19
Total equity	2,917,509	5,967,933	2,257,944	(8,225,858)	2,917,528
Total liabilities and equity	$12,360,317	$10,983,720	$17,309,106	$(17,362,934)	$23,290,209

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$24,602	$2,578	$506,055	$—	$533,235
Restricted cash and cash equivalents	32,681	14,535	524,418	—	571,634
Receivables, less allowance for doubtful accounts	544,454	292,467	1,049,675	—	1,886,596
Due from Hertz affiliate	1,047,986	59,181	2,199,247	(3,293,605)	12,809
Inventories, at lower cost or market	24,422	34,101	47,205	—	105,728
Prepaid expenses and other assets	2,570,539	183,573	203,678	(2,496,288)	461,502
Revenue earning equipment, net	104,207	1,734,325	11,069,804	—	12,908,336
Property and equipment, net	865,694	206,332	364,360	—	1,436,386
Investment in subsidiaries, net	6,964,916	506,123	—	(7,471,039)	—
Other intangible assets, net	74,606	2,352,342	1,605,163	—	4,032,111
Goodwill	106,210	133,923	1,101,739	—	1,341,872
Total assets	$12,360,317	$5,519,480	$18,671,344	$(13,260,932)	$23,290,209
LIABILITIES AND EQUITY
Due to Hertz affiliate	$2,254,223	$628,275	$411,107	$(3,293,605)	$—
Accounts payable	239,247	157,742	602,072	—	999,061
Accrued liabilities	605,680	84,992	487,788	—	1,178,460
Accrued taxes	54,357	11,511	1,003,127	(901,681)	167,314
Debt	6,190,040	49,445	8,774,989	—	15,014,474
Public liability and property damage	99,261	10,390	222,581	—	332,232
Deferred taxes on income	—	1,776,199	2,499,548	(1,594,607)	2,681,140
Total liabilities	9,442,808	2,718,554	14,001,212	(5,789,893)	20,372,681
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,917,509	2,800,926	4,670,113	(7,471,039)	2,917,509
Noncontrolling interest	—	—	19	—	19
Total equity	2,917,509	2,800,926	4,670,132	(7,471,039)	2,917,528
Total liabilities and equity	$12,360,317	$5,519,480	$18,671,344	$(13,260,932)	$23,290,209

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$565,002	$7,385	$358,821	$—	$931,208
Restricted cash and cash equivalents	44,663	28,130	235,246	—	308,039
Receivables, less allowance for doubtful accounts	297,292	218,754	1,100,336	—	1,616,382
Due from Hertz affiliate	655,411	65,972	1,194,041	(1,915,424)	—
Inventories, at lower cost or market	22,440	26,541	34,997	—	83,978
Prepaid expenses and other assets	2,088,579	32,974	137,189	(1,842,608)	416,134
Revenue earning equipment, net	167,304	1,505,867	8,432,238	—	10,105,409
Property and equipment, net	824,381	170,874	256,599	—	1,251,854
Investment in subsidiaries, net	4,413,289	460,201	—	(4,873,490)	—
Other intangible assets, net	94,682	2,363,617	103,935	—	2,562,234
Goodwill	100,221	67,228	224,645	—	392,094
Total assets	$9,273,264	$4,947,543	$12,078,047	$(8,631,522)	$17,667,332
LIABILITIES AND EQUITY
Due to Hertz affiliate	$1,251,347	$266,604	$397,885	$(1,915,424)	$412
Accounts payable	188,695	165,258	543,536	—	897,489
Accrued liabilities	607,673	209,263	309,402	—	1,126,338
Accrued taxes	54,559	134,186	(13,889)	(11,872)	162,984
Debt	4,434,274	4,237	6,469,338	—	10,907,849
Public liability and property damage	107,881	14,025	159,628	—	281,534
Deferred taxes on income	—	1,449,171	2,043,437	(1,830,736)	1,661,872
Total liabilities	6,644,429	2,242,744	9,909,337	(3,758,032)	15,038,478
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,628,835	2,704,799	2,168,691	(4,873,490)	2,628,835
Noncontrolling interest	—	—	19	—	19
Total equity	2,628,835	2,704,799	2,168,710	(4,873,490)	2,628,854
Total liabilities and equity	$9,273,264	$4,947,543	$12,078,047	$(8,631,522)	$17,667,332

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
SEPTEMBER 30, 2012
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Cash and cash equivalents	$402,243	$54,626	$—	$456,869
Restricted cash and investments	6,185	243,959	—	250,144
Receivables, net	86,835	69,618	(28,236)	128,217
Intercompany	(92,323)	147,270	(54,947)	—
Prepaid expenses and other assets	59,770	13,409	(1,199)	71,980
Revenue-earning vehicles, net	24,629	1,850,978	—	1,875,607
Property and equipment, net	76,208	1,679	—	77,887
Investment in subsidiaries	825,502	—	(825,502)	—
Income taxes receivable	4,364	89	—	4,453
Software, net	19,438	—	—	19,438

Total assets	$1,412,851	$2,381,628	$(909,884)	$2,884,595

LIABILITIES AND EQUITY
LIABILITIES:
Accounts payable	$44,288	$3,484	$(3)	$47,769
Accrued liabilities	161,841	4,157	(29,432)	136,566
Income tax payable / (receivable)	—	—	—	—
Deferred income taxes	391,431	1,093	—	392,524
Vehicle insurance reserves	71,050	11,308	—	82,358
Debt and other obligations	—	1,536,084	(54,947)	1,481,137

Total liabilities	668,610	1,556,126	(84,382)	2,140,354

COMMITMENTS AND CONTINGENCIES
EQUITY	744,241	825,502	(825,502)	744,241

Total liabilities and equity	$1,412,851	$2,381,628	$(909,884)	$2,884,595

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Cash and cash equivalents	$446,239	$62,409	$—	$508,648
Restricted cash and investments	1,355	351,910	—	353,265
Receivables, net	86,184	34,294	(25,118)	95,360
Intercompany	(100,436)	154,999	(54,563)	—
Prepaid expenses and other assets	49,163	20,503	(3,707)	65,959
Revenue-earning vehicles, net	33,057	1,434,778	—	1,467,835
Property and equipment, net	82,588	1,690	—	84,278
Investment in subsidiaries	581,003	—	(581,003)	—
Income taxes receivable	18,702	84	—	18,786
Software, net	21,535	—	—	21,535

Total assets	$1,219,390	$2,060,667	$(664,391)	$2,615,666

LIABILITIES AND EQUITY
LIABILITIES:
Accounts payable	$45,827	$8,573	$(23)	$54,377
Accrued liabilities	148,820	4,167	(28,802)	124,185
Income tax payable / (receivable)	—	—	—	—
Deferred income taxes	341,408	1,554	—	342,962
Vehicle insurance reserves	75,663	10,852	—	86,515
Debt and other obligations	—	1,454,518	(54,563)	1,399,955

Total liabilities	611,718	1,479,664	(83,388)	2,007,994

COMMITMENTS AND CONTINGENCIES
EQUITY:	607,672	581,003	(581,003)	607,672

Total liabilities and equity	$1,219,390	$2,060,667	$(664,391)	$2,615,666

CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Cash and cash equivalents	$446,239	$62,409	$—	$508,648
Restricted cash and investments	1,355	351,910	—	353,265
Receivables, net	86,184	34,294	(25,118)	95,360
Intercompany	(100,436)	154,999	(54,563)	—
Prepaid expenses and other assets	49,163	20,503	(3,707)	65,959
Revenue-earning vehicles, net	33,057	1,434,778	—	1,467,835
Property and equipment, net	82,588	1,690	—	84,278
Investment in subsidiaries	581,003	—	(581,003)	—
Income taxes receivable	18,702	84	—	18,786
Software, net	21,535	—	—	21,535

Total assets	$1,219,390	$2,060,667	$(664,391)	$2,615,666

LIABILITIES AND EQUITY
LIABILITIES:
Accounts payable	$45,827	$8,573	$(23)	$54,377
Accrued liabilities	148,820	4,167	(28,802)	124,185
Income tax payable / (receivable)	—	—	—	—
Deferred income taxes	341,408	1,554	—	342,962
Vehicle insurance reserves	75,663	10,852	—	86,515
Debt and other obligations	—	1,454,518	(54,563)	1,399,955

Total liabilities	611,718	1,479,664	(83,388)	2,007,994

COMMITMENTS AND CONTINGENCIES
EQUITY:	607,672	581,003	(581,003)	607,672

Total liabilities and equity	$1,219,390	$2,060,667	$(664,391)	$2,615,666

Schedule of condensed consolidating statement of income
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2013
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,054,476	$622,087	$1,503,266	$(743,321)	$2,436,508
Expenses:
Direct operating	612,924	352,931	385,569	(234)	1,351,190
Depreciation of revenue earning equipment and lease charges	661,302	152,462	516,206	(742,943)	587,027
Selling, general and administrative	107,284	59,701	84,683	(144)	251,524
Interest expense	81,279	10,233	71,736	—	163,248
Interest income	(8)	(1,383)	(443)	—	(1,834)
Other (income) expense, net	(48)	(31)	(519)	—	(598)
Total expenses	1,462,733	573,913	1,057,232	(743,321)	2,350,557
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(408,257)	48,174	446,034	—	85,951
(Provision) benefit for taxes on income	148,353	(17,870)	(189,951)	—	(59,468)
Equity in earnings (losses) of subsidiaries (net of tax)	286,387	54,784	—	(341,171)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$26,483	$85,088	$256,083	$(341,171)	$26,483

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$967,967	$209,801	$1,341,215	$(558,058)	$1,960,925
Expenses:
Direct operating	571,851	133,269	409,038	—	1,114,158
Depreciation of revenue earning equipment and lease charges	538,717	44,488	489,959	(558,058)	515,106
Selling, general and administrative	104,123	25,542	78,071	—	207,736
Interest expense	63,637	9,847	76,005	—	149,489
Interest income	(113)	(157)	(822)	—	(1,092)
Other (income) expense, net	—	(5)	(452)	—	(457)
Total expenses	1,278,215	212,984	1,051,799	(558,058)	1,984,940
Income (loss) before income taxes noncontrolling interest and equity in earnings (losses) of subsidiaries	(310,248)	(3,183)	289,416	—	(24,015)
(Provision) benefit for taxes on income (loss)	111,243	657	(136,126)	—	(24,226)
Equity in earnings (losses) of subsidiaries (net of tax)	150,764	11,256	—	(162,020)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(48,241)	$8,730	$153,290	$(162,020)	$(48,241)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,259,049	$975,500	$6,255,039	$(2,468,781)	$9,020,807
Expenses:
Direct operating	2,384,829	553,099	1,857,860	—	4,795,788
Depreciation of revenue earning equipment and lease charges	2,402,032	198,322	2,016,585	(2,468,781)	2,148,158
Selling, general and administrative	448,100	123,300	374,181	—	945,581
Interest expense, net of interest income	253,437	39,679	299,770	—	592,886
Other (income) expense, net	(10,656)	(19)	46,217	—	35,542
Total expenses	5,477,742	914,381	4,594,613	(2,468,781)	8,517,955
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	(1,218,693)	61,119	1,660,426	—	502,852
(Provision) benefit for taxes on income	476,444	(44,846)	(658,671)	—	(227,073)
Equity in earnings (losses) of subsidiaries (net of tax)	1,018,028	45,922	—	(1,063,950)	—
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$275,779	$62,195	$1,001,755	$(1,063,950)	$275,779

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,068,310	$809,093	$5,733,827	$(2,312,850)	$8,298,380
Expenses:
Direct operating	2,262,371	497,053	1,806,954	—	4,566,378
Depreciation of revenue earning equipment and lease charges	1,996,733	180,807	2,041,049	(2,312,850)	1,905,739
Selling, general and administrative	326,794	85,414	332,909	—	745,117
Interest expense, net of interest income	299,099	27,226	318,378	—	644,703
Other (income) expense, net	62,396	(18)	170	—	62,548
Total expenses	4,947,393	790,482	4,499,460	(2,312,850)	7,924,485
Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(879,083)	18,611	1,234,367	—	373,895
(Provision) benefit for taxes on income (loss)	342,469	(10,016)	(476,299)	—	(143,846)
Equity in earnings (losses) of subsidiaries (net of tax)	747,103	26,215	—	(773,318)	—
Net income (loss)	210,489	34,810	758,068	(773,318)	230,049
Less: Net income attributable to noncontrolling interest	—	—	(19,560)	—	(19,560)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$210,489	$34,810	$738,508	$(773,318)	$210,489

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Total revenues	$1,151,812	$346,437	$(285,999)	$1,212,250

COSTS AND EXPENSES:
Direct vehicle and operating	558,350	40,861	(2,748)	596,463
Vehicle depreciation and lease charges, net	302,648	168,446	(282,726)	188,368
Selling, general and administrative	143,258	4,719	(498)	147,479
Interest expense, net	11,156	33,472	(27)	44,601

Total costs and expenses	1,015,412	247,498	(285,999)	976,911

(Increase) decrease in fair value of derivatives	—	525	—	525
INCOME / (LOSS) BEFORE INCOME TAXES and EQUITY IN EARNINGS OF SUBS	136,400	98,414	—	234,814
INCOME TAX EXPENSE	89,212	304	—	89,516

NET INCOME / (LOSS) BEFORE EQUITY IN EARNINGS OF SUBS	47,188	98,110	—	145,298
EQUITY IN EARNINGS OF SUBSIDIARIES	98,110	—	(98,110)	—

NET INCOME / (LOSS)	$145,298	$98,110	$(98,110)	$145,298

COMPREHENSIVE INCOME / (LOSS)	$159,277	$103,277	$(103,277)	$159,277

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Total revenues	$1,140,588	$332,591	$(277,981)	$1,195,198

COSTS AND EXPENSES:
Direct vehicle and operating	549,971	40,151	(6,323)	583,799
Vehicle depreciation and lease charges, net	288,433	186,677	(271,127)	203,983
Selling, general and administrative	140,345	5,810	(514)	145,641
Interest expense, net	29,552	29,364	(17)	58,899

Total costs and expenses	1,008,301	262,002	(277,981)	992,322

(Increase) decrease in fair value of derivatives	(5,634)	2,267	—	(3,367)
INCOME / (LOSS) BEFORE INCOME TAXES and EQUITY IN EARNINGS OF SUBS	137,921	68,322	—	206,243
INCOME TAX EXPENSE	80,270	324	—	80,594

NET INCOME / (LOSS) BEFORE EQUITY IN EARNINGS OF SUBS	57,651	67,998	—	125,649
EQUITY IN EARNINGS OF SUBSIDIARIES	67,998	—	(67,998)	—

NET INCOME / (LOSS)	$125,649	$67,998	$(67,998)	$125,649

COMPREHENSIVE INCOME / (LOSS)	$127,358	$60,093	$(60,093)	$127,358

CONDENSED CONSOLIDATING STATEMENT OF INCOME
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Total revenues	$1,480,660	$436,441	$(368,173)	$1,548,928

COSTS AND EXPENSES:
Direct vehicle and operating	708,477	51,008	(8,017)	751,468
Vehicle depreciation and lease charges, net	378,898	251,526	(359,467)	270,957
Selling, general and administrative	184,769	6,937	(663)	191,043
Interest expense, net	36,003	41,485	(26)	77,462

Total costs and expenses	1,308,147	350,956	(368,173)	1,290,930

(Increase) decrease in fair value of derivatives	(5,634)	2,390	—	(3,244)
INCOME / (LOSS) BEFORE INCOME TAXES and EQUITY IN EARNINGS OF SUBS	178,147	83,095	—	261,242
INCOME TAX EXPENSE	100,772	920	—	101,692

NET INCOME / (LOSS) BEFORE EQUITY IN EARNINGS OF SUBS	77,375	82,175	—	159,550
EQUITY IN EARNINGS OF SUBSIDIARIES	82,175	—	(82,175)	—

NET INCOME / (LOSS)	$159,550	$82,175	$(82,175)	$159,550

Schedule of condensed consolidating statement of cash flows
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(16,676)	$141,861	$839,311	$(226,134)	$738,362
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(19,948)	1,271	161,319	—	142,642
Revenue earning equipment expenditures	(53,781)	(132,612)	(3,066,587)	—	(3,252,980)
Proceeds from disposal of revenue earning equipment	33,717	48,321	2,155,840	—	2,237,878
Property and equipment expenditures	(48,897)	(8,422)	(22,741)	—	(80,060)
Proceeds from disposal of property and equipment	12,193	2,316	8,947	—	23,456
Capital contributions to subsidiaries	(283,100)	—	—	283,100	—
Return of capital from subsidiaries	356,274	—	—	(356,274)	—
Loan to Parent/Guarantor from Non-Guarantor	—	—	9,077	(9,077)	—
Acquisitions, net of cash acquired	—	(2,784)	—	—	(2,784)
Proceeds from disposal of business	—	—	—	—	—
Other investing activities	—	—	(469)	—	(469)
Net cash used in investing activities	(3,542)	(91,910)	(754,614)	(82,251)	(932,317)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250,000	—	951,582	—	1,201,582
Payment of long-term debt	(5,606)	(5)	(293,017)	—	(298,628)
Short-term borrowings:
Proceeds	—	—	128,785	—	128,785
Payments	—	—	(195,326)	—	(195,326)
Proceeds (payments) under the revolving lines of credit, net	440,000	(2,589)	(469,397)	—	(31,986)
Capital contributions received from parent	—	—	283,100	(283,100)	—
Loan to Parent/Guarantor from Non-Guarantor	20,923	(30,000)	—	9,077	—
Payment of dividends and return of capital	—	—	(582,408)	582,408	—
Dividends paid to Parent	(467,248)	—	—	—	(467,248)
Proceeds from employee stock purchase plan	1,202	—	—	—	1,202
Loan with Hertz Global Holdings, Inc.	(929)	—	—	—	(929)
Payment of financing costs	(5,239)	(103)	(10,060)	—	(15,402)
Net cash provided by (used in) financing activities	233,103	(32,697)	(186,741)	308,385	322,050
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(7,558)	—	(7,558)
Net change in cash and cash equivalents during the period	212,885	17,254	(109,602)	—	120,537
Cash and cash equivalents at beginning of period	24,602	6,552	502,081	—	533,235
Cash and cash equivalents at end of period	$237,487	$23,806	$392,479	$—	$653,772

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(85,386)	$209,743	$526,814	$(159,137)	$492,034
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(12,892)	5,647	104,884	—	97,639
Revenue earning equipment expenditures	(44,339)	(132,572)	(2,471,784)	—	(2,648,695)
Proceeds from disposal of revenue earning equipment	32,664	88,322	1,888,350	—	2,009,336
Property and equipment expenditures	(39,489)	(18,816)	(15,917)	—	(74,222)
Proceeds from disposal of property and equipment	39,597	3,215	4,819	—	47,631
Capital contributions to subsidiaries	(1,362,719)	—	—	1,362,719	—
Return of capital from subsidiaries	1,340,884	—	—	(1,340,884)	—
Acquisitions, net of cash acquired	—	(147,314)	—	—	(147,314)
Loan to Parent from Non-Guarantor	—	—	165,110	(165,110)	—
Other investing activities	—	—	(140)	—	(140)
Net cash used in investing activities	(46,294)	(201,518)	(324,678)	(143,275)	(715,765)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	260,000	—	4,599	—	264,599
Payment of long-term debt	(451,104)	(4)	(2,171)	—	(453,279)
Short-term borrowings:
Proceeds	—	—	40,650	—	40,650
Payments	(14,949)	—	(228,327)	—	(243,276)
Proceeds (payments) under the revolving lines of credit, net	145,000	(1,135)	181,382	—	325,247
Purchase of noncontrolling interest	(38,000)	—	—	—	(38,000)
Capital contributions received from parent	—	—	1,362,719	(1,362,719)	—
Payment of dividends and return of capital	—	—	(1,500,021)	1,500,021	—
Repayment of Loan to Parent from Non-Guarantor	(165,110)	—	—	165,110	—
Proceeds from employee stock purchase plan	985	—	—	—	985
Loan from Hertz Global Holdings, Inc.	(13,553)	—	—	—	(13,553)
Payment of financing costs	(3,554)	(319)	(344)	—	(4,217)
Net cash provided by (used in) financing activities	(280,285)	(1,458)	(141,513)	302,412	(120,844)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	7,953	—	7,953
Net decrease in cash and cash equivalents during the period	(411,965)	6,767	68,576	—	(336,622)
Cash and cash equivalents at beginning of period	565,002	7,385	358,821	—	931,208
Cash and cash equivalents at end of period	$153,037	$14,152	$427,397	$—	$594,586

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$1,677,648	$690,292	$1,155,789	$(775,317)	$2,748,412
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	11,981	13,596	(287,182)	—	(261,605)
Revenue earning equipment expenditures	(88,120)	(763,610)	(8,761,509)	—	(9,613,239)
Proceeds from disposal of revenue earning equipment	79,390	276,342	6,769,364	—	7,125,096
Property and equipment expenditures	(173,053)	(32,022)	(107,711)	—	(312,786)
Proceeds from disposal of property and equipment	67,370	11,839	58,485	—	137,694
Capital contributions to subsidiaries	(4,267,118)	—	—	4,267,118	—
Return of capital from subsidiaries	1,829,256	—	—	(1,829,256)	—
Loan to Parent From Non-Guarantor	—	—	(385,108)	385,108	—
Acquisitions, net of cash acquired	(1,708,520)	(196,648)	—	—	(1,905,168)
Proceeds from disposal of business	—	—	84,497	—	84,497
Other investing activities	—	—	(1,779)	—	(1,779)
Net cash provided by (used in) investing activities	(4,248,814)	(690,503)	(2,630,943)	2,822,970	(4,747,290)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,210,000	—	27,280	—	2,237,280
Payment of long-term debt	(650,407)	(18)	(301,719)	—	(952,144)
Short-term borrowings:
Proceeds	—	—	438,387	—	438,387
Payments	(26,775)	—	(1,253,368)	—	(1,280,143)
Proceeds (payments) under the revolving lines of credit, net	220,000	(1,262)	1,054,426	—	1,273,164
Capital contributions received from parent	—	—	4,267,118	(4,267,118)	—
Loan to Parent From Non-Guarantor	385,108	—	—	(385,108)	—
Payment of dividends and return of capital	—	—	(2,604,573)	2,604,573	—
Dividends paid	(25,000)	—	—	—	(25,000)
Proceeds from employee stock purchase plan	4,275	—	—	—	4,275
Loan with Hertz Global Holdings, Inc.	(13,220)	—	—	—	(13,220)
Purchase of noncontrolling interest	(38,000)	—	—	—	(38,000)
Payment of financing costs	(35,215)	(3,316)	(10,902)	—	(49,433)
Net cash provided by (used in) financing activities	2,030,766	(4,596)	1,616,649	(2,047,653)	1,595,166
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	5,739	—	5,739
Net change in cash and cash equivalents during the period	(540,400)	(4,807)	147,234	—	(397,973)
Cash and cash equivalents at beginning of period	565,002	7,385	358,821	—	931,208
Cash and cash equivalents at end of period	$24,602	$2,578	$506,055	$—	$533,235
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$1,000,597	$773,170	$1,038,124	$(553,370)	$2,258,521
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(28,570)	(2,662)	(70,534)	—	(101,766)
Revenue earning equipment expenditures	(142,134)	(670,056)	(8,642,121)	—	(9,454,311)
Proceeds from disposal of revenue earning equipment	163,330	170,522	7,516,590	—	7,850,442
Property and equipment expenditures	(189,562)	(29,696)	(62,437)	—	(281,695)
Proceeds from disposal of property and equipment	23,952	9,263	20,599	—	53,814
Capital contributions to subsidiaries	(3,549,088)	—	—	3,549,088	—
Return of capital from subsidiaries	2,590,025	—	—	(2,590,025)	—
Loan to Parent from Non-Guarantor	—	—	(490,273)	490,273	—
Acquisitions, net of cash acquired	(214,384)	(2,100)	(10,597)	—	(227,081)
Purchase of short-term investments, net	(32,891)	—	—	—	(32,891)
Other investing activities	—	(13,602)	14,188	—	586
Net cash provided by (used in) investing activities	(1,379,322)	(538,331)	(1,724,585)	1,449,336	(2,192,902)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,455,309	—	607,170	—	3,062,479
Payment of long-term debt	(3,596,295)	(17)	(52,988)	—	(3,649,300)
Short-term borrowings:
Proceeds	—	—	460,890	—	460,890
Payments	(29,224)	—	(1,164,832)	—	(1,194,056)
Proceeds (payments) under the revolving lines of credit, net	(29,128)	(229,778)	201,577	—	(57,329)
Distributions to noncontrolling interest	—	—	(23,100)	—	(23,100)
Capital contributions received from parent	—	—	3,549,088	(3,549,088)	—
Payment of dividends and return of capital	(22,950)	—	(3,143,395)	3,143,395	(22,950)
Proceeds from employee stock purchase plan	3,577	—	—	—	3,577
Loan to Parent from Non-Guarantor	490,273	—	—	(490,273)	—
Loan from Hertz Global Holdings, Inc.	(984)	—	—	—	(984)
Payment of financing costs	(81,229)	(2,817)	(7,436)	—	(91,482)
Net cash provided by (used in) financing activities	(810,651)	(232,612)	426,974	(895,966)	(1,512,255)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	3,838	—	3,838
Net decrease in cash and cash equivalents during the period	(1,189,376)	2,227	(255,649)	—	(1,442,798)
Cash and cash equivalents at beginning of period	1,754,378	5,158	614,470	—	2,374,006
Cash and cash equivalents at end of period	$565,002	$7,385	$358,821	$—	$931,208

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$206,985	$319,585	$(91,800)	$434,770
CASH FLOWS FROM INVESTING ACTIVITIES:
Revenue-earning vehicles—Purchases	(38,350)	(1,342,267)	—	(1,380,617)
Revenue-earning vehicles—Proceeds from sales	26,623	730,468	—	757,091
Net change in restricted cash and investments	(4,817)	108,462	—	103,645
Property, equipment and software—Purchases	(13,817)	(84)	—	(13,901)
Property, equipment and software—Proceeds from sales	3,491	—	—	3,491
Dividends received	79,000	—	(79,000)	—
Investment in subsidiary	(231,600)	—	231,600	—
Intercompany	(35,029)	(56,793)	91,822	—

Net cash provided by/(used in) investing activities	(214,499)	(560,214)	244,422	(530,291)

CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and other obligations:
Proceeds from vehicle debt and other obligations	—	581,169	—	581,169
Payments of vehicle debt and other obligations	—	(500,000)	—	(500,000)
Issuance of common shares	1,694	—	—	1,694
Net settlement of employee withholding taxes on share-based awards	(1,215)	—	—	(1,215)
Purchases of common stock for the treasury	(29,136)	—	—	(29,136)
Financing issue costs	(7,825)	(945)	—	(8,770)
Dividends paid	—	(79,000)	79,000	—
Capital contribution from Parent	—	231,622	(231,622)	—

Net cash provided by/(used in) financing activities	(36,482)	232,846	(152,622)	43,742

CHANGE IN CASH AND CASH EQUIVALENTS	(43,996)	(7,783)	—	(51,779)
CASH AND CASH EQUIVALENTS:
Beginning of Period	446,239	62,409	—	508,648

End of Period	$402,243	$54,626	$—	$456,869

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$268,555	$262,206	$(72,151)	$458,610
CASH FLOWS FROM INVESTING ACTIVITIES:
Revenue-earning vehicles—Purchases	(46,155)	(937,724)	—	(983,879)
Revenue-earning vehicles—Proceeds from sales	31,135	460,873	—	492,008
Net change in cash & cash equivalents required minimum balance	100,000	—	—	100,000
Net change in restricted cash and investments	270	76,036	—	76,306
Property, equipment and software—Purchases	(11,108)	(88)	—	(11,196)
Property, equipment and software—Proceeds from sales	324	29	—	353
Dividends received	191,675	—	(191,675)	—
Investment in subsidiary	(249,389)	—	249,389	—
Intercompany	(119,298)	5,583	113,715	—

Net cash provided by/(used in) investing activities	(102,546)	(395,291)	171,429	(326,408)

CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and other obligations:
Proceeds from vehicle debt and other obligations	—	1,192,226	(54,323)	1,137,903
Payments of vehicle debt and other obligations	—	(1,081,350)	9,277	(1,072,073)
Payments—non-vehicle debt	(148,125)	—	—	(148,125)
Issuance of common shares	2,921	—	—	2,921
Net settlement of employee withholding taxes on share-based awards	(3,205)	—	—	(3,205)
Financing issue costs	(1,997)	(11,306)	—	(13,303)
Dividends paid	—	(191,675)	191,675	—
Capital contribution from Parent	—	245,907	(245,907)	—

Net cash provided by/(used in) financing activities	(150,406)	153,802	(99,278)	(95,882)

CHANGE IN CASH AND CASH EQUIVALENTS	15,603	20,717	—	36,320
CASH AND CASH EQUIVALENTS:
Beginning of Period	450,007	13,146	—	463,153

End of Period	$465,610	$33,863	$—	$499,473

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011
(In Thousands of Dollars)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$306,521	$347,234	$(86,461)	$567,294
CASH FLOWS FROM INVESTING ACTIVITIES:
Revenue-earning vehicles—Purchases	(58,522)	(1,110,010)	—	(1,168,532)
Revenue-earning vehicles—Proceeds from sales	42,746	715,020	—	757,766
Net change in cash & cash equivalents required minimum balance	100,000	—	—	100,000
Net change in restricted cash and investments	16	(75,477)	—	(75,461)
Property, equipment and software—Purchases	(16,543)	(90)	—	(16,633)
Property, equipment and software—Proceeds from sales	330	29	—	359
Dividends received	266,675	—	(266,675)	—
Investment in subsidiary	(247,713)	—	247,713	—
Intercompany	(139,869)	8,993	130,876	—

Net cash provided by/(used in) investing activities	(52,880)	(461,535)	111,914	(402,501)

CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and other obligations:
Proceeds from vehicle debt and other obligations	—	1,592,466	(54,563)	1,537,903
Payments of vehicle debt and other obligations	—	(1,396,350)	9,277	(1,387,073)
Payments—non-vehicle debt	(148,125)	—	—	(148,125)
Issuance of common shares	4,774	—	—	4,774
Net settlement of employee withholding taxes on share-based awards	(3,205)	—	—	(3,205)
Early termination of interest rate swap	(8,815)	—	—	(8,815)
Forward stock repurchase agreement	(100,000)	—	—	(100,000)
Financing issue costs	(2,038)	(12,719)	—	(14,757)
Dividends paid	—	(266,675)	266,675	—
Capital contribution from Parent	—	246,842	(246,842)	—

Net cash provided by/(used in) financing activities	(257,409)	163,564	(25,453)	(119,298)

CHANGE IN CASH AND CASH EQUIVALENTS	(3,768)	49,263	—	45,495
CASH AND CASH EQUIVALENTS:
Beginning of Period	450,007	13,146	—	463,153

End of Period	$446,239	$62,409	$—	$508,648